PROVISION FOR LEGAL PROCEEDINGS AND JUDICIAL DEPOSITS - Summary of Principal Proceedings for Which Deem Risk of Loss as Possible (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible		R$ 23,674,527	R$ 23,458,774
Provision for legal proceedings		1,714,403	1,801,186	R$ 1,644,061
Legal proceedings contingent liability, civil, regulatory and environmental [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible		7,166,011	6,597,105
Legal proceedings contingent liability, civil, regulatory and environmental [member] | Civil [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible		3,184,240	3,336,284
Legal proceedings contingent liability, civil, regulatory and environmental [member] | Environmental [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible		2,330,683	1,764,671
Legal proceedings contingent liability, civil, regulatory and environmental [member] | Regulatory [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible		1,651,088	1,496,150
Legal Proceedings Contingent Liability, Tax [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible		15,703,294	16,079,589
Legal Proceedings Contingent Liability, Tax [member] | Isolated fine - Federal taxes [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	[1]	792,496	762,613
Legal Proceedings Contingent Liability, Tax [member] | IRPJ and CSLL [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	[2]	6,316,155	6,297,550
Legal Proceedings Contingent Liability, Tax [member] | ICMS - Tax on circulation of goods [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	[3]	2,962,716	2,987,853
Legal Proceedings Contingent Liability, Tax [member] | IRRF [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	[4]	1,226,223	1,366,268
Legal Proceedings Contingent Liability, Tax [member] | PIS and COFINS - Revenue taxes [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	[5]	2,293,933	2,556,050
Legal Proceedings Contingent Liability, Tax [member] | MP 470 installment of debts [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	[6]	381,060	388,166
Legal Proceedings Contingent Liability, Tax [member] | Stock Grant Plan [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible		60,863	68,846
Legal Proceedings Contingent Liability, Tax [member] | IOF on loans [Member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	[7]	154,606	149,323
Legal Proceedings Contingent Liability, Tax [member] | Reward Credit Compensation [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	[8]	143,322	138,753
Legal Proceedings Contingent Liability, Tax [member] | IPI - Tax on industrialized products [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible	[9]	374,471	374,274
Legal Proceedings Contingent Liability, Tax [member] | INSS [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible		159,007	161,037
Legal Proceedings Contingent Liability, Tax [member] | Others [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible		838,442	828,856
Legal Proceedings Contingent Liability, Labor [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible		805,222	782,080
Legal Proceedings Contingent Liability, Labor [member] | Labor [member]
Disclosure of contingent liabilities [line items]
Principal proceedings, deemed risk of loss as possible		R$ 805,222	R$ 782,080

[1]	Disregard of the REPORTO tax benefits, resulting in the application of a fine equal to 50% of the value of the acquired goods.
[2]	Infraction notices and lawsuits have been issued by the Special Department of Federal Revenue of Brazil (Secretaria Especial da Receita Federal do Brasil) regarding (a) disallowance of amortization of goodwill expenses based on future profitability resulting from corporate operations; (b) capital gains on the sale of an equity interest; (c) labor provisions; and (d) still, there are infraction notices issued by the Federal Revenue Service in 2011, 2013 and 2019.
[3]	The ICMS lawsuits primarily concern (a) the disallowance of ICMS credits related to the acquisition of diesel oil, goods supposedly classified as use and consumption, and suppliers whose state registrations were revoked, among others; (b) proof of delivery of goods sold with FOB clause; (c) ICMS on transport services for export; and (c) divergence in the application of legislation governing operations with tax substitution.
[4]	Collection of IRRF on (a) alleged capital gain from the acquisition of foreign companies and (b) disallowance of IRRF compensation on swap transactions.
[5]	Disallowance of PIS and COFINS credits, calculated under the non-cumulative system, due to divergence in the concept of inputs.
[6]	Applications for the payment in installment of federal tax debts are partially denied by the Special Department of Federal Revenue of Brazil due to insufficient tax losses to settle the respective debts.
[7]	IOF charges related primarily to (a) current accounts maintained by the Company's subsidiaries and (b) financial transactions between group companies.
[8]	Offset statements via the PERD/COMP electronic system that reference "premium credit" are considered as not declared by the Special Department of Federal Revenue of Brazil.
[9]	Collection of IPI credits disallowed for the purchase of raw materials used in the production of immune products.